ACCOUNTING POLICIES & GOING CONCERN (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Disclosure of detailed information about borrowings [line items]
Available liquidity	$ 240.4
Cash and cash equivalents, including restricted cash	157.7	$ 171.7	$ 111.3
Undrawn and committed credit facilities	45.0
Restricted cash	24.4	26.9	7.1
Borrowings	1,052.2	$ 1,142.8	$ 998.5
Undrawn Borrowing lease facility	$ 37.7
Net debt loan-to-value ratio	42.50%
Interest-bearing debt
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 894.0